ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31,	December 31,
	2021	2020
Accounts receivable	$1,738,543	$1,244,876
Allowance for doubtful accounts	—	—
Accounts Receivable, Net	$1,738,543	$1,244,876